Interest-Bearing Liabilities - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interest Bearing Liabilities [Line Items]
Interest-bearing liabilities	kr 30,160	kr 37,696
Revaluation of borrowings due to change in credit risk	kr 99	kr (651)	kr 207
European Investment Bank credit facility [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Weighted average interest rate of long term debt	2.18%	3.26%